Other liabilities and tax payable - narrative (Details) - EUR (€) € in Millions		9 Months Ended	12 Months Ended
	Jun. 30, 2017	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Reversal of a Brazilian indirect tax liability	€ 895		€ 0	€ 895	€ 0
Reversal Of Indirect Tax Liabilities			72
Net revenues
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Reversal of a Brazilian indirect tax liability			547
Net financial income (expense)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Reversal of a Brazilian indirect tax liability			348
LATAM | Operating segments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Reversal Of Indirect Tax Liabilities		€ 54	€ 54